Annual Fund Operating Expenses - Class D Shares - Janus Henderson Asia Equity Fund - Class D	Jan. 29, 2021
Operating Expenses:
Management Fees	0.91%	[1]
Other Expenses	1.12%	[2]
Total Annual Fund Operating Expenses	2.03%
Fee Waiver	0.77%	[3]
Total Annual Fund Operating Expenses After Fee Waiver	1.26%	[3]

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.
[2]	Other Expenses have been restated to reflect current fees.
[3]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 1.11% for at least a one-year period commencing on January 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.